Long-Term Contractual Liabilities - Schedule of Amortization of Long-Term Contractual Liabilities (Details) - MXN ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	$ 250,498,559	$ 193,033,065
2026
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	0
2027
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	21,340,020
2028
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	31,362,756
2029
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	34,468,971
2030
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	37,875,788
2031 and thereafter
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	$ 125,451,024